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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20509

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         OAKMONT CORPORATION
                 -------------------------------
   Address:      865 S. Figueroa St., Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-04326
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Miller
         -------------------------------
Title:   SVP, Legal and Finance
         -------------------------------
Phone:   (213) 891-6300
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Robert Miller         Los Angeles, California    February 7, 2013
 -----------------------------  -------------------------   ----------------
        [Signature]                   [City, State]               [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 20
                                        --------------------

Form 13F Information Table Value Total: 377,015
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-10954                     Peak Investments LLC
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                                VALUE  SHRS OR  SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION  MANAGERS  SOLE SHARED  NONE
----------------                    -------------- --------- -------- --------- --- ---- ---------- ---------- ---- ------ -------
APPLE INC                               Common     037833100    2,927     5,500 SH          Other        1          Shared
BORGWARNER INC                          Common     099724106   11,001   153,600 SH          Other        1          Shared
CATERPILLAR INC                         Common     149123101   15,986   178,400 SH          Other        1          Shared
CUMMINS INC                             Common     231021106   13,533   124,900 SH          Other        1          Shared
DEERE & CO                              Common     244199105      143     1,650 SH          Other        1          Shared
D R HORTON INC                          Common     23331A109   22,899 1,157,700 SH          Other        1          Shared
FIRST AMERN FINL CORP                   Common     31847R102   19,727   818,900 SH          Other        1          Shared
FREEPORT MCMORAN COPPER & GOLD INC      Common     35671D857   79,182 2,315,252 SH          Other        1          Shared
INTEL CORPORATION                       Common     458140100    1,910    92,650 SH          Other        1          Shared
LENNAR CORP                             Common     526057104   26,941   696,700 SH          Other        1          Shared
LOUISIANA PAC CORP                      Common     546347105   19,586 1,013,750 SH          Other        1          Shared
MASTERCARD INC                          Common     57636Q104   22,427    45,650 SH          Other        1          Shared
MCMORAN EXPLORATION  CO                 Common     582411104   49,644 3,093,060 SH          Other        1          Shared
NVR INC                                 Common     62944T105   20,479    22,260 SH          Other        1          Shared
OVERLAND STORAGE INC                    Common     690310206    1,050 1,000,000 SH          Other        1          Shared
PRECISION CASTPARTS CORP                Common     740189105   15,783    83,325 SH          Other        1          Shared
STANLEY BLACK & DECKER INC              Common     854502101   12,745   172,300 SH          Other        1          Shared
STARWOOD HOTELS & RESORTS WRLD          Common     85590A401   19,445   339,000 SH          Other        1          Shared
STRATUS PROPERTIES INC                  Common     863167201      693    81,402 SH          Other        1          Shared
TOLL BROTHERS INC                       Common     889478103   20,914   646,900 SH          Other        1          Shared
                                                             --------
                                                             377,015
                                                             --------